NON-WHOLLY OWNED SUBSIDIARIES - Schedule of Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Attributable to non-controlling interest, Revenue	$ 3,668	$ 3,666	$ 2,503
Attributable to non-controlling interest, Net Income	941	680	495
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Attributable to non-controlling interest, Revenue	3,668	3,666	2,503
Attributable to non-controlling interest, Net Income	941	680	530
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(25)	122	49
Attributable to the partnership, Net Income	443	321	302
Attributable to the partnership, Other Comprehensive Income (loss)	195	108	160
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Attributable to non-controlling interest, Revenue	1,430	1,357	1,483
Attributable to non-controlling interest, Net Income	289	318	455
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(48)	102	44
Attributable to the partnership, Net Income	120	135	202
Attributable to the partnership, Other Comprehensive Income (loss)	(28)	59	19
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Attributable to non-controlling interest, Revenue	864	741	635
Attributable to non-controlling interest, Net Income	29	20	19
Attributable to non-controlling interest, Other Comprehensive Income (loss)	59	11	38
Attributable to the partnership, Net Income	116	78	78
Attributable to the partnership, Other Comprehensive Income (loss)	236	45	154
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Attributable to non-controlling interest, Revenue	1,374	1,568	385
Attributable to non-controlling interest, Net Income	623	342	56
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(36)	9	(33)
Attributable to the partnership, Net Income	207	108	22
Attributable to the partnership, Other Comprehensive Income (loss)	$ (13)	$ 4	$ (13)